UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-02201

                                   Insight Select Income Fund

(Exact name of registrant as specified in charter)

200 Park Avenue, 7th Floor

                             New York, NY 10166

(Address of principal executive offices) (Zip code)

Clifford D. Corso

200 Park Avenue, 7th Floor

                             New York, NY 10166

(Name and address of agent for service)

Registrant’s telephone number, including area code:         212-527-1800

Date of fiscal year end: March 31

Date of reporting period: June 30, 2019

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

CORPORATE DEBT SECURITIES (76.31%)
AUTOMOTIVE (2.54%)
Ford Holdings LLC, Co. Gty., 9.30%, 03/01/30	Baa3/BBB	$1,000	$1,293,651
Ford Motor Co., Sr. Unsec. Notes, 8.90%, 01/15/32	Baa3/BBB	500	632,006
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 2.343%, 11/02/20	Baa3/BBB	1,719	1,706,952
General Motors Financial Co. Inc., Sr. Unsec. Notes, (3M LIBOR +1.10%), 3.665%, 11/06/21(e)	Baa3/BBB	2,115	2,112,885

			5,745,494

CHEMICALS (1.21%)
Union Carbide Corp., Sr. Unsec. Notes, 7.75%, 10/01/96	Baa2/BBB	2,000	2,730,476

DIVERSIFIED FINANCIAL SERVICES (11.33%)
American Express Co., Sr. Unsec. Notes, 3.40%, 02/22/24(b)	A3/BBB+	2,151	2,244,080
Banco Santander SA, Sr. Unsec. Notes, 3.306%, 06/27/29	A2/A	400	402,812
Bank of America Corp., Sr. Unsec. Notes, (3M LIBOR +0.79%), 3.004%, 12/20/23(b),(c)	A2/A-	758	771,906
Bank of America Corp., Sr. Unsec. Notes, (3M LIBOR +0.81%), 3.366%, 01/23/26(b),(c)	A2/A-	559	576,827
Barclays Bank PLC, Sr. Unsec. Notes, (3M LIBOR +0.46%), 2.801%, 01/11/21(b),(e)	A2/A	1,233	1,232,101
Citigroup, Inc., Sr. Unsec. Notes, (3M LIBOR +1.563%), 3.887%, 01/10/28(b),(c)	A3/BBB+	1,100	1,163,764
Citigroup, Inc., Sr. Unsec. Notes, 8.125%, 07/15/39	A3/BBB+	70	111,973
Citigroup, Inc., Sub. Notes, 4.60%, 03/09/26	Baa2/BBB	988	1,068,976
Citigroup, Inc., Sub. Notes, 5.30%, 05/06/44	Baa2/BBB	926	1,101,870
Credit Agricole SA, Sub. Notes, (5Yr Swap +1.644%), 4.00%, 01/10/33, 144A(b),(c)	Baa2/BBB+	1,025	1,036,505
Danske Bank A/S, Sr. Unsec. Notes, 5.00%, 01/12/22, 144A	Baa2/BBB+	739	773,029
Discover Financial Services, Sr. Unsec. Notes, 10.25%, 07/15/19	Baa3/BBB-	200	200,541
GE Capital International Funding, Co. Gty., 4.418%, 11/15/35	Baa1/BBB+	588	581,977
General Electric Co., Sr. Unsec. Notes, 6.875%, 01/10/39	Baa1/BBB+	287	359,855
General Electric Co., Sr. Unsec. Notes, 4.125%, 10/09/42	Baa1/BBB+	940	865,777
Goldman Sachs Group, Inc., Sr. Unsec. Notes, 3.50%, 11/16/26(b)	A3/BBB+	1,040	1,065,659
Goldman Sachs Group, Inc., Sr. Unsec. Notes, (3M LIBOR +1.75%), 4.332%, 10/28/27(b),(e)	A3/BBB+	550	561,189
HSBC Capital Funding LP, Co. Gty., (3M LIBOR +4.98%), 10.176%, 06/30/30, 144A(b),(c),(d)	Baa2/BBB-	2,180	3,388,548
ING Groep NV, Sr. Unsec. Notes, 3.55%, 04/09/24	Baa1/A-	1,662	1,719,240
JPMorgan Chase & Co., Jr. Sub. Notes, (3M LIBOR +2.58%), 4.625%, 11/01/22(b),(c),(d)	Baa2/BBB-	1,159	1,122,781
Morgan Stanley, Sub. Notes, 4.35%, 09/08/26	Baa2/BBB	1,500	1,608,490
Nuveen LLC, Co. Gty., 4.00%, 11/01/28, 144A(b)	Aa2/AA	642	704,443
PNC Financial Services Group, Inc., Jr. Sub. Notes, (3M LIBOR +3.30%), 5.00%, 11/01/26(b),(c),(d)	Baa2/BBB-	757	770,248
UBS AG, Sub. Notes, 7.625%, 08/17/22	NR/BBB+	2,000	2,243,420

			25,676,011

ENERGY (9.76%)
Andeavor Logistics LP, Co. Gty., 4.25%, 12/01/27(b)	Baa3/BBB-	901	951,737
Antero Midstream Partners LP, Sr. Unsec. Notes, 5.75%, 03/01/27, 144A(b)	Ba3/BB+	681	681,000
CITGO Petroleum Corp., Sr. Sec. Notes, 6.25%, 08/15/22, 144A(b)	B3/B+	3,633	3,633,000
Enbridge, Inc., Sr. Unsec. Notes, 5.50%, 12/01/46(b)	Baa2/BBB+	1,496	1,853,282
Enbridge, Inc., Sub. Notes, (3M LIBOR +3.89%), 6.00%, 01/15/77(b),(c)	Ba1/BBB-	750	753,750
Enterprise Products Operating LLC, Co. Gty., (3M LIBOR +2.57%), 5.375%, 02/15/78(b),(c)	Baa2/BBB-	342	318,060

The accompanying notes are an integral part of these schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

CORPORATE DEBT SECURITIES (Continued)
ENERGY (Continued)
Florida Gas Transmission Co. LLC, Sr. Unsec. Notes, 9.19%, 11/01/24, 144A	Baa2/BBB+	$60	$67,481
Kinder Morgan, Inc., Co. Gty., 8.05%, 10/15/30	Baa2/BBB	1,000	1,305,347
Kinder Morgan, Inc., Co. Gty., 5.55%, 06/01/45(b)	Baa2/BBB	1,755	2,030,758
Marathon Petroleum Corp., Sr. Unsec. Notes, 4.75%, 09/15/44(b)	Baa2/BBB	1,266	1,305,799
Marathon Petroleum Corp., Sr. Unsec. Notes, 5.85%, 12/15/45(b)	Baa2/BBB	500	551,568
MPLX LP, Sr. Unsec. Notes, 5.50%, 02/15/49(b)	Baa2/BBB	694	788,226
MPLX LP, Sr. Unsec. Notes, 4.90%, 04/15/58(b)	Baa2/BBB	561	569,099
NGPL PipeCo LLC, Sr. Unsec. Notes, 7.768%, 12/15/37, 144A	Ba1/BBB-	880	1,117,600
Panhandle Eastern Pipe Line Co. LP, Sr. Unsec. Notes, 7.00%, 07/15/29	Baa3/BBB-	1,000	1,202,499
Parkland Fuel Corp., Sr. Unsec. Notes, 5.875%, 07/15/27, 144A(b)	B1/BB	981	996,647
Petroleos Mexicanos, Co. Gty., 6.00%, 03/05/20	Baa3/BBB+	478	483,975
Sunoco LP, Co. Gty., 5.50%, 02/15/26(b)	B1/BB-	97	101,001
Valero Energy Corp., Co. Gty., 8.75%, 06/15/30	Baa2/BBB	1,000	1,403,540
Valero Energy Corp., Sr. Unsec. Notes, 10.50%, 03/15/39	Baa2/BBB	500	818,358
Williams Cos., Inc., Sr. Unsec. Notes, 7.50%, 01/15/31	Baa3/BBB	911	1,178,726

			22,111,453

FOOD AND BEVERAGE (0.70%)
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 4.70%, 02/01/36(b)	Baa1/A-	645	707,546
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 4.90%, 02/01/46(b)	Baa1/A-	256	285,038
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 8.20%, 01/15/39	Baa1/A-	27	40,709
Mars, Inc., Co. Gty., 3.95%, 04/01/49, 144A(b)	A1/A	518	557,339

			1,590,632

HEALTHCARE (0.42%)
Mylan NV, Co. Gty., 3.95%, 06/15/26(b)	Baa3/BBB-	397	383,895
Takeda Pharmaceutical Co., Ltd., Sr. Unsec. Notes, 5.00%, 11/26/28, 144A(b)	Baa2/BBB+	500	566,669

			950,564

HOME BUILDERS (0.42%)
William Lyon Homes, Inc., Co. Gty., 6.625%, 07/15/27, 144A(b)	B2/B+	959	956,603

INDUSTRIAL (1.78%)
3M Co., Sr. Unsec. Notes, 4.00%, 09/14/48(b)	A1/AA-	1,019	1,102,254
Altria Group, Inc., Co. Gty., 4.80%, 02/14/29(b)	A3/BBB	527	566,942
Altria Group, Inc., Co. Gty., 5.95%, 02/14/49(b)	A3/BBB	329	375,519
Heathrow Funding, Ltd., Sr. Sec. Notes, 4.875%, 07/15/21, 144A	NA/A-	200	211,548
Northrop Grumman Space & Mission Systems Corp., Co. Gty., 7.75%, 06/01/29	Baa1/BBB	500	656,982
Sydney Airport Finance Co. Property, Ltd., Sr. Sec. Notes, 3.375%, 04/30/25, 144A(b)	Baa1/BBB+	400	406,674
United Technologies Corp., Sr. Unsec. Notes, 3.75%, 11/01/46(b)	Baa1/BBB+	700	713,571

			4,033,490

INSURANCE (10.11%)
Allstate Corp., Jr. Sub. Notes, (3M LIBOR +2.12%), 6.50%, 05/15/67(b),(c)	Baa1/BBB	2,200	2,508,000
American International Group, Inc., Jr. Sub. Notes, (3M LIBOR +4.195%), 8.175%, 05/15/68(b),(c)	Baa2/BBB-	2,500	3,200,000
Berkshire Hathaway Finance Corp., Co. Gty., 4.20%, 08/15/48(b)	Aa2/AA	1,104	1,234,947
Farmers Exchange Capital, Sub. Notes, 7.20%, 07/15/48, 144A	Baa2/BBB+	2,250	2,869,166
Guardian Life Insurance Co. of America, Sub. Notes, 4.85%, 01/24/77, 144A	A1/AA-	148	167,230
Liberty Mutual Group, Inc., Co. Gty., 7.00%, 03/15/34, 144A	Baa2/BBB	250	327,694
Liberty Mutual Group, Inc., Co. Gty., (3M LIBOR +7.12%), 10.75%, 06/15/58, 144A(b),(c)	Baa3/BB+	1,000	1,530,000

The accompanying notes are an integral part of these schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

CORPORATE DEBT SECURITIES (Continued)
INSURANCE (Continued)
Lincoln National Corp., Sr. Unsec. Notes, 3.80%, 03/01/28(b)	Baa1/A-	$250	$262,438
Massachusetts Mutual Life Insurance Co., Sub. Notes, 4.90%, 04/01/77, 144A	A2/AA-	980	1,145,298
Massachusetts Mutual Life Insurance Co., Sub. Notes, 8.875%, 06/01/39, 144A	A2/AA-	151	247,709
MetLife, Inc., Jr. Sub. Notes, 9.25%, 04/08/38, 144A(b)	Baa2/BBB	500	700,000
MetLife, Inc., Jr. Sub. Notes, 6.40%, 12/15/36(b)	Baa2/BBB	637	728,339
MetLife, Inc., Jr. Sub. Notes, 10.75%, 08/01/39(b)	Baa2/BBB	1,000	1,585,000
Nationwide Mutual Insurance Co., Sub. Notes, 8.25%, 12/01/31, 144A	A3/A-	500	731,058
Nationwide Mutual Insurance Co., Sub. Notes, 9.375%, 08/15/39, 144A	A3/A-	215	351,689
New York Life Insurance Co., Sub. Notes, 6.75%, 11/15/39, 144A	Aa2/AA-	103	146,678
Pricoa Global Funding, Inc., Sec. Notes, 2.45%, 09/21/22, 144A	Aa3/AA-	608	610,061
Principal Financial Group, Inc., Co. Gty., (3M LIBOR +3.044%), 4.70%, 05/15/55(b),(c)	Baa2/BBB	1,135	1,124,138
Prudential Financial, Inc., Jr. Sub. Notes, (3M LIBOR +2.665%), 5.70%, 09/15/48(b),(c)	Baa1/BBB+	1,241	1,333,405
SAFG Retirement Services, Inc., Sr. Unsec. Notes, 8.125%, 04/28/23	Baa1/BBB+	1,800	2,091,394

			22,894,244

MEDIA (8.83%)
Charter Communications Operating LLC, Sr. Sec. Notes, 5.75%, 04/01/48(b)	Ba1/BBB-	774	856,061
Comcast Corp., Co. Gty., 3.70%, 04/15/24(b)	A3/A-	1,080	1,146,256
Comcast Corp., Co. Gty., 4.15%, 10/15/28(b)	A3/A-	255	281,048
Comcast Corp., Co. Gty., 4.70%, 10/15/48(b)	A3/A-	297	347,850
Comcast Corp., Co. Gty., 7.05%, 03/15/33	A3/A-	2,000	2,802,174
Cox Communications, Inc., Sr. Unsec. Notes, 6.80%, 08/01/28	Baa2/BBB	1,500	1,818,015
Cox Enterprises, Inc., Sr. Unsec. Notes, 7.375%, 07/15/27, 144A	Baa2/BBB-	500	626,158
CSC Holdings LLC, Co. Gty., 6.50%, 02/01/29, 144A(b)	Ba3/BB	954	1,041,053
Grupo Televisa SAB, Sr. Unsec. Notes, 5.00%, 05/13/45(b)	Baa1/BBB+	557	566,878
Grupo Televisa SAB, Sr. Unsec. Notes, 6.625%, 01/15/40	Baa1/BBB+	159	190,137
RELX, Inc., Sr. Unsec. Notes, 8.875%, 06/01/22	WR/BBB+	2,000	2,301,352
Sirius XM Radio, Inc., Co. Gty., 4.625%, 07/15/24, 144A(b)	Ba3/BB	470	480,942
Sirius XM Radio, Inc., Co. Gty., 5.00%, 08/01/27, 144A(b)	Ba3/BB	518	527,013
Time Warner Entertainment Co. LP, Sr. Sec. Notes, 8.375%, 07/15/33	Ba1/BBB-	1,360	1,832,776
Viacom, Inc., Sr. Unsec. Notes, 6.875%, 04/30/36	Baa3/BBB-	179	226,800
VTR Finance BV, Sr. Sec. Notes, 6.875%, 01/15/24, 144A(b)	B1/B+	2,176	2,252,160
Walt Disney Co., Co. Gty., 7.90%, 12/01/95, 144A	A2/A	1,400	2,712,999

			20,009,672

MINING (1.96%)
BHP Billiton Finance USA, Ltd. Co. Gty., (5Yr Swap +5.093%), 6.75%, 10/19/75, 144A(b),(c)	Baa1/BBB+	3,899	4,448,759

PAPER (1.92%)
Celulosa Arauco y Constitucion SA, Sr. Unsec. Notes, 5.50%, 04/30/49, 144A(b)	Baa3/BBB-	647	680,967
Smurfit Kappa Treasury Funding, Ltd., Co. Gty., 7.50%, 11/20/25	Ba1/BB+	2,000	2,325,000
WestRock LLC, Co. Gty., 8.20%, 01/15/30	Baa2/BBB	1,000	1,347,869

			4,353,836

REAL ESTATE INVESTMENT TRUST (REIT) (1.40%)
American Tower Corp., Co. Gty., 2.95%, 01/15/25(b)	Baa3/BBB-	2,226	2,241,977
HCP, Inc., Sr. Unsec. Notes, 3.25%, 07/15/26(b)	Baa1/BBB+	912	919,131

			3,161,108

The accompanying notes are an integral part of these schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

CORPORATE DEBT SECURITIES (Continued)
RETAIL & RESTAURANT (0.86%)
Starbucks Corp., Sr. Unsec. Notes, 4.45%, 08/15/49(b)	Baa1/BBB+	$1,781	$1,950,240

TECHNOLOGY (4.28%)
Broadcom, Inc., Co. Gty., 4.25%, 04/15/26, 144A(b)	Baa3/BBB-	1,655	1,679,619
Broadcom, Inc., Co. Gty., 4.75%, 04/15/29, 144A(b)	Baa3/BBB-	1,655	1,699,325
Fiserv, Inc., Sr. Unsec. Notes, 3.50%, 07/01/29(b)	Baa2/BBB	582	598,229
International Business Machines Corp., Sr. Unsec. Notes, 4.25%, 05/15/49	A1/A	1,095	1,179,809
International Business Machines Corp., Sr. Unsec. Notes, 3.00%, 05/15/24	A1/A	2,195	2,254,206
NXP Funding LLC, Co. Gty., 3.875%, 09/01/22, 144A	Baa3/BBB-	2,213	2,275,495

			9,686,683

TELECOMMUNICATIONS (4.68%)
AT&T, Inc., Sr. Unsec. Notes, 4.50%, 05/15/35(b)	Baa2/BBB	515	539,105
AT&T, Inc., Sr. Unsec. Notes, 4.75%, 05/15/46(b)	Baa2/BBB	425	448,806
Centel Capital Corp., Co. Gty., 9.00%, 10/15/19	Ba2/BBB-	1,000	1,017,516
Deutsche Telekom International Finance BV, Co. Gty., 8.75%, 06/15/30(f)	Baa1/BBB+	2,000	2,879,949
Sprint Spectrum Co. LLC, Sr. Sec. Notes, 4.738%, 03/20/25, 144A	Baa2/NA	1,100	1,141,250
Tencent Holdings, Ltd., Sr. Unsec. Notes, 3.595%, 01/19/28, 144A(b)	A1/A+	1,954	1,995,041
Tencent Holdings, Ltd., Sr. Unsec. Notes, 3.975%, 04/11/29, 144A(b)	A1/A+	371	387,663
Verizon Communications, Inc., Sr. Unsec. Notes, 4.812%, 03/15/39	Baa1/BBB+	1,898	2,182,001

			10,591,331

TRANSPORTATION (4.89%)
American Airlines, Pass Through Certs., Series 2013-2, Class B, 5.60%, 07/15/20, 144A	NA/BBB-	1,136	1,156,240
American Airlines, Pass Through Certs., Series 2017-1, Class AA, 3.65%, 02/15/29	Aa3/NA	992	1,027,976
American Airlines, Pass Through Certs., Series 2017-2, Class AA, 3.35%, 10/15/29	Aa3/NA	1,501	1,517,054
BNSF Funding Trust I, Co. Gty., (3M LIBOR +2.35%), 6.613%, 12/15/55(b),(c)	Baa2/A	250	274,688
British Airways, Pass Through Certs., Series 2013-1, Class B, 5.625%, 06/20/20, 144A	A3/A	316	321,546
Continental Airlines, Pass Through Certs., Series 2000-1, Class A1, 8.048%, 11/01/20	Baa1/A	148	150,203
Continental Airlines, Pass Through Certs., Series 2000-2, Class A1, 7.707%, 04/02/21	Baa1/BBB+	159	164,428
ERAC USA Finance LLC, Co. Gty., 7.00%, 10/15/37, 144A	Baa1/A-	1,500	2,048,782
Herc Holdings, Inc., Co. Gty., 5.50%, 07/15/27, 144A(b)	B3/B+	474	476,962
Penske Truck Leasing Co. LP, Sr. Unsec. Notes, 3.65%, 07/29/21, 144A(b)	Baa2/BBB	669	684,108
Ryder System, Inc., Sr. Unsec. Notes, 3.50%, 06/01/21	Baa1/BBB+	941	960,010
Union Pacific Corp., Sr. Unsec. Notes, 4.50%, 09/10/48(b)	Baa1/A-	503	572,328
United Airlines, Pass Through Certs., Series 2013-1, Class B, 5.375%, 08/15/21	NA/BBB	293	303,665
United Airlines, Pass Through Certs., Series 2018-1, Class B, 4.60%, 03/01/26	Baa2/NA	871	903,537
United Airlines, Pass Through Certs., Series 2019-1, Class AA, 4.15%, 08/25/31	Aa3/NA	471	505,386

			11,066,913

UTILITIES (9.22%)
Black Hills Corp., Sr. Unsec. Notes, 3.95%, 01/15/26(b)	Baa2/BBB+	1,082	1,128,470
Cleveland Electric Illuminating Co., Sr. Unsec. Notes, 3.50%, 04/01/28, 144A(b)	Baa3/BBB	800	812,220
Domimion Energy South Carolina, Inc., 4.25%, 08/15/28(b)	Baa1/A	619	689,043
Duke Energy Carolinas LLC, 3.95%, 11/15/28(b)	Aa2/A	1,185	1,289,958

The accompanying notes are an integral part of these schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

CORPORATE DEBT SECURITIES (Continued)
UTILITIES (Continued)
Duquesne Light Holdings, Inc., Sr. Unsec. Notes, 6.40%, 09/15/20, 144A	Baa3/BBB-	$1,000	$1,043,064
Enel Finance International NV, Co. Gty., 2.75%, 04/06/23, 144A	Baa2/BBB+	1,082	1,079,108
Enel Finance International NV, Co. Gty., 4.625%, 09/14/25, 144A	Baa2/BBB+	1,458	1,565,119
Exelon Corp., Sr. Unsec. Notes, 3.40%, 04/15/26(b)	Baa2/BBB	505	518,505
FirstEnergy Corp., Sr. Unsec. Notes, 4.85%, 07/15/47(b)	Baa3/BBB-	1,570	1,784,715
Hydro-Quebec, 8.25%, 04/15/26	Aa2/AA-	1,550	2,086,001
Kansas City Power & Light Co., Sr. Unsec. Notes, 4.20%, 06/15/47(b)	A2/A	917	1,004,657
MidAmerican Funding LLC, Sr. Sec. Notes, 6.927%, 03/01/29	A2/A-	500	649,434
NiSource, Inc., Jr. Sub. Notes, (H15T5Y +2.843%), 5.65%, 06/15/23(b),(c),(d)	NA/BBB-	696	678,600
Ohio Power Co., Sr. Unsec. Notes, 5.375%, 10/01/21	A2/A-	1,000	1,067,973
Piedmont Natural Gas Co. Inc., Sr. Unsec. Notes, 3.50%, 06/01/29(b)	A3/A-	1,120	1,171,960
Southern Co. Gas Capital Corp., Co. Gty., 5.875%, 03/15/41(b)	Baa1/A-	992	1,206,809
Southern Co. Gas Capital Corp., Co. Gty., 3.95%, 10/01/46(b)	Baa1/A-	539	529,698
Southern Co. Gas Capital Corp., Co. Gty., 4.40%, 05/30/47(b)	Baa1/A-	1,164	1,231,259
Toledo Edison Co., 7.25%, 05/01/20	Baa1/A-	80	82,510
Transelec SA, Sr. Unsec. Notes, 4.25%, 01/14/25, 144A(b)	Baa1/BBB	750	779,820
Transelec SA, Sr. Unsec. Notes, 3.875%, 01/12/29, 144A(b)	Baa1/BBB	490	489,637

			20,888,560

TOTAL CORPORATE DEBT SECURITIES (Cost of $155,015,830)			172,846,069

ASSET BACKED SECURITIES (11.10%)
Antares Ltd., Series 2017-1A, Class C, (3M LIBOR +3.10%), 5.692%, 07/20/28, 144A(b),(e)	NR/A	1,093	1,075,162
Arbor Realty Collateralized Loan Obligation, Ltd., Series 2017-FL3, Class A, (1M LIBOR +0.99%), 3.315%, 12/15/27, 144A(b),(e)	Aaa/NA	759	759,709
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2017-FL2, Class A, (1M LIBOR +0.99%), 3.315%, 08/15/27, 144A(b),(e)	Aaa/NA	623	623,579
AVIS Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.63%, 12/20/21, 144A(b)	Aaa/NA	1,605	1,609,074
CLI Funding LLC, Series 2018-1A, Class A, 4.03%, 04/18/43, 144A(b)	NA/A	147	150,878
DB Master Finance LLC, Series 2017-1A, Class A2I, 3.629%, 11/20/47, 144A(b)	NA/BBB	331	336,077
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 06/25/40, 144A(b)	Aaa/NA	250	251,957
DRB Prime Student Loan Trust, Series 2017-A, Class A2B, 2.85%, 05/27/42, 144A(b)	Aaa/NA	1,939	1,963,402
DT Auto Owner Trust, Series 2018-2A, Class C, 3.67%, 03/15/24, 144A(b)	NA/A	781	793,063
DT Auto Owner Trust, Series 2019-1A, Class A, 3.08%, 09/15/22, 144A(b)	NA/AAA	810	813,044
Golub Capital Partners Ltd., Series 2017-19RA, Class B, (3M LIBOR +2.55%), 5.136%, 07/26/29, 144A(b),(e)	A2/NA	1,935	1,915,865
Golub Capital Partners Ltd., Series 2018-36A, Class C, (3M LIBOR +2.10%), 4.665%, 02/05/31, 144A(b),(e)	NA/A	2,250	2,053,165
IVY Hill Middle Market Credit Fund Ltd., Series 12A, Class B, (3M LIBOR +3.00%), 5.592%, 07/20/29, 144A(b),(e)	A3/NR	866	841,322
LoanCore Issuer, Ltd., Series 2018-CRE1, Class A, (1M LIBOR +1.13%), 3.455%, 05/15/28, 144A(b),(e)	Aaa/NA	500	499,250
Navient Private Education Loan Trust, Series 2017-A, Class A2B, (1M LIBOR+0.90%), 3.225%, 12/16/58, 144A(b),(e)	NA/AAA	782	784,513
NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.54%, 04/18/22, 144A(b)	Aaa/AAA	1,460	1,460,546
Option One Mortgage Loan Trust, Series 2007-FXD2, Class 2A1, 5.90%, 03/25/37(b),(f)	Ca/AA	16	15,844
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23, 144A(b)	Aa3/NA	342	345,213

The accompanying notes are an integral part of these schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

ASSET BACKED SECURITIES (Continued)
Small Business Administration Participation Certificates, Series 2010-20F, Class 1, 3.88%, 06/01/30	Aaa/AA+	$104	$110,530
SMB Private Education Loan Trust, Series 2017-B, Class A2B, (1M LIBOR+0.75%), 3.075%, 10/15/35, 144A(b),(e)	Aaa/AAA	845	844,667
Sofi Consumer Loan Program LLC, Series 2017-3, Class A, 2.77%, 05/25/26, 144A(b)	NA/AA	647	647,910
Sofi Consumer Loan Program Trust, Series 2018-1, Class B, 3.65%, 02/25/27, 144A(b)	NA/A	793	811,773
Sofi Professional Loan Program LLC, Series 2017-C, Class B, 3.56%, 07/25/40, 144A(b),(e)	NA/A+	1,099	1,115,249
Sofi Professional Loan Program LLC, Series 2019-A, Class A1FX, 3.18%, 06/15/48, 144A(b)	Aaa/AAA	281	283,462
Spirit Master Funding LLC, Series 2014-2A, Class A, 5.76%, 03/20/41, 144A(b)	NA/A+	1,507	1,564,671
Tesla Auto Lease Trust, Series 2018-B, Class A, 3.71%, 08/20/21, 144A(b)	Aaa/NA	343	348,474
Textainer Marine Containers Ltd., Series 2017-1A, Class A, 3.72%, 05/20/42, 144A(b)	NA/A	571	578,747
Triton Container Finance LLC, Series 2017-2A, Class A, 3.62%, 08/20/42, 144A(b)	NA/A	1,028	1,040,277
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.75%, 09/15/43, 144A(b),(f)	NA/A	1,438	1,500,916

TOTAL ASSET BACKED SECURITIES (Cost of $25,196,943)			25,138,339

COMMERCIAL MORTGAGE-BACKED SECURITIES (4.22%)
Angel Oak Mortgage Trust I LLC, Series 2019-2, Class A1, 3.628%, 03/25/49, 144A(b),(e)	NA/NA	321	325,043
Bancorp Commercial Mortgage Trust, Series 2018-CRE4, Class A, (1M LIBOR +0.90%), 3.225%, 09/15/35, 144A(b),(e)	Aaa/NA	116	115,247
Bellemeade Re Ltd., Series 2018-2A, Class M1B, (1M LIBOR +1.35%), 3.754%, 08/25/28, 144A(b),(e)	NA/NA	484	483,994
CGMS Commercial Mortgage Trust, Series 2017-MDRB, Class A, (1M LIBOR +1.10%), 3.425%, 07/15/30, 144A(e)	NA/AAA	71	70,534
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class D, 3.518%, 05/10/35, 144A(e)	Baa1/NA	2,000	2,024,873
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class C, 4.283%, 12/10/49(b),(e)	NR/NA	367	382,585
FREMF Mortgage Trust, Series 2015-K44, Class B, 3.807%, 01/25/48, 144A(b),(e)	NA/NA	535	549,627
FREMF Mortgage Trust, Series 2015-K45, Class B, 3.713%, 04/25/48, 144A(b),(e)	NA/NA	1,270	1,305,640
Lanark Master Issuer PLC, Series 2019-1A, Class 1A1, (3M LIBOR +0.77%), 3.295%, 12/22/69, 144A(b),(e)	Aaa/AAA	552	553,293
LMREC, Inc., Series 2015-CRE1, Class AR, (1M LIBOR +0.98%), 3.384%, 02/22/32, 144A(b),(e)	Aaa/NA	521	521,058
LMREC, Inc., Series 2016-CRE2, Class A, (1M LIBOR +1.70%), 4.104%, 11/24/31, 144A(b),(e)	Aaa/NA	400	400,199
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV, Class C, 4.286%, 10/15/30, 144A(e)	NA/A+	2,710	2,739,754
MSDB Trust, Series 2017-712F, Class C, 3.628%, 07/11/39, 144A(e)	NA/A-	82	83,769

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost of $9,339,211)			9,555,616

RESIDENTIAL MORTGAGE-BACKED SECURITIES (0.19%)
FHLMC Pool # A15675, 6.00%, 11/01/33	Aaa/AA+	83	93,966
FHLMC Pool # G00182, 9.00%, 09/01/22(g)	Aaa/AA+	—	15
FNMA Pool # 754791, 6.50%, 12/01/33	Aaa/AA+	204	226,530
FNMA Pool # 763852, 5.50%, 02/01/34	Aaa/AA+	89	98,072

The accompanying notes are an integral part of these schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
GNSF Pool # 194228, 9.50%, 11/15/20	Aaa/AA+	$2	$2,181
GNSF Pool # 307527, 9.00%, 06/15/21	Aaa/AA+	3	3,473
GNSF Pool # 417239, 7.00%, 02/15/26	Aaa/AA+	5	5,110
GNSF Pool # 780374, 7.50%, 12/15/23	Aaa/AA+	2	2,391

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost of $360,913)			431,738

MUNICIPAL BONDS (1.13%)
San Francisco City & County Public Utilities Commission, Water Revenue, Build America Bonds, 6.00%, 11/01/40	Aa3/AA-	145	189,512
State of California, Build America Bonds, GO, 7.625%, 03/01/40	Aa3/AA-	1,500	2,366,910

TOTAL MUNICIPAL BONDS (Cost of $1,679,068)			2,556,422

U.S. TREASURY SECURITIES (4.59%)
United States Treasury Bond, 3.50%, 02/15/39	Aaa/AA+	3,095	3,676,401
United States Treasury Bond, 3.375%, 11/15/48	Aaa/AA+	443	521,477
United States Treasury Bond, 3.00%, 02/15/49	Aaa/AA+	651	714,432
United States Treasury Floating Rate Note, (US Treasury +0.043%), 2.139%, 07/31/20(e)	Aaa/AA+	2,220	2,217,650
United States Treasury Note, 2.375%, 02/29/24	Aaa/AA+	965	992,487
United States Treasury Note, 2.50%, 02/28/26	Aaa/AA+	948	985,927
United States Treasury Note, 2.625%, 02/15/29	Aaa/AA+	1,230	1,297,073

TOTAL U.S. TREASURY SECURITIES (Cost of $10,078,885)			10,405,447

GOVERNMENT BONDS (0.45%)
Colombia Government International Bond, Sr. Unsec. Notes, 5.20%, 05/15/49(b)	Baa2/BBB-	508	575,950
Perusahaan Penerbit SBSN Indonesia III, Sr. Unsec. Notes, 4.45%, 02/20/29, 144A	Baa2/BBB	424	454,210

TOTAL GOVERNMENT BOND (Cost of $930,510)			1,030,160

		Shares

PREFERRED STOCK (0.94%)
CoBank ACB, Series F, 6.250%, (3M LIBOR +4.557%) (b),(c)		20,000	$2,117,500

TOTAL PREFERRED STOCK (Cost of $2,085,000)			2,117,500

TOTAL INVESTMENTS (98.93%) (Cost $204,686,360)			224,081,291

OTHER ASSETS AND LIABILITIES (1.07%)			2,430,510

NET ASSETS (100.00%)			$226,511,801

At June 30, 2019, the Fund had the following open futures contracts:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)

U.S. Treasury 5-Year Notes	09/19	46	$5,359,652	$5,435,188	$75,536
U.S. Treasury Ultra 10-Year Notes	09/19	2	275,682	276,250	568
U.S. Treasury Ultra Bonds	09/19	14	2,383,864	2,485,875	102,011

					178,115

Short Futures Outstanding
U.S. Treasury 10-Year Notes	09/19	40	(5,012,689)	(5,118,750)	(106,061)

Net unrealized appreciation on open futures contracts					$72,054

(a)	Ratings for debt securities are unaudited. All ratings are as of June 30, 2019 and may have changed subsequently.

(b)	This security is callable.

(c)

Fixed to floating rate security. Fixed rate indicated is rate effective at June 30, 2019. Security will convert at a future date to a floating rate of reference rate and spread in the description above.

(d)	Security is perpetual. Date shown is next call date.

(e)	Variable rate security. Rate indicated is rate effective at June 30, 2019.

(f)	Multi-Step Coupon. Rate disclosed is as of June 30, 2019.

(g)	Principal amount less than $1,000.

144A

Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At June 30, 2019, these securities amounted to $90,967,925 or 40.16% of net assets.

The accompanying notes are an integral part of these schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

Legend

Certs. - Certificates

Co. Gty. - Company Guaranty

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

FREMF - Freddie Multi-Family

GNSF - Government National Mortgage Association (Single Family)

GO - General Obligation

H15T5Y - US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

Jr. - Junior

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

REIT - Real Estate Investment trust

Sec. - Secured

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

The accompanying notes are an integral part of these schedule of investments.

INSIGHT SELECT INCOME FUND

Notes to the Quarterly Schedule of Investments

June 30, 2019

(unaudited)

A. Security Valuation – In valuing the Insight Select Income Fund’s (the “Fund”) net assets, all securities for which representative market quotations are available will be valued at the last quoted sales price on the security’s principal exchange on the day of valuation. If there are no sales of the relevant security on such day, the security will be valued at the bid price at the time of computation. For securities traded in the over-the-counter market, including listed debt and preferred securities, whose primary market is believed to be over-the-counter, the Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser - and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources.

In the event that market quotations are not readily available, or when such quotations are deemed not to reflect current market value, the securities will be valued at their respective fair value as determined in good faith by the Adviser pursuant to certain procedures and reporting requirements established by the Board of Trustees. The Adviser considers all relevant facts that are reasonably available when determining the fair value of a security, including but not limited to the last sale price or initial purchase price (if a when issued security) and subsequently adjusting the value based on changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves are utilized. At June 30, 2019, there were no securities valued using fair value procedures.

Fair Value Measurements – The Fund has adopted authoritative fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

• Level 1	–	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2	–	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3	–	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis as of June 30, 2019.

INSIGHT SELECT INCOME FUND

Notes to the Quarterly Schedule of Investments

June 30, 2019 (concluded)

(unaudited)

	Total Market Value at 6/30/19	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
ASSETS:

CORPORATE DEBT SECURITIES	$172,846,069	$—	$172,846,069	$

ASSET BACKED SECURITIES	25,138,339	—	25,138,339		—

COMMERCIAL MORTGAGE-BACKED SECURITIES	9,555,616	—	9,555,616		—

RESIDENTIAL MORTGAGE-BACKED SECURITIES	431,738	—	431,738		—

MUNICIPAL BONDS	2,556,422	—	2,556,422		—

U.S. TREASURY SECURITIES	10,405,447	—	10,405,447		—

GOVERNMENT BONDS	1,030,160	—	1,030,160		—

PREFERRED STOCK	2,117,500	2,117,500	—		—

FUTURES CONTRACTS	178,115	178,115	—		—

TOTAL INVESTMENTS	$224,259,406	$2,295,615	$221,963,791		$—

LIABILITIES:
FUTURES CONTRACTS	$106,061	$106,061	$—		$—

At the end of each calendar quarter, management evaluates the Level 1, 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Level 3 investments are categorized as Level 3 with values derived utilizing prices from prior transactions or third party pricing information without adjustment (broker quotes, pricing services and net asset values). A significant change in third party pricing information could result in a significantly lower or higher value in such Level 3 investments. As of June 30, 2019, the Fund did not hold any Level 3 securities.

For more information with regards to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       Insight Select Income Fund

By (Signature and Title)*        /s/ Clifford D. Corso

                                                  Clifford D. Corso, President

                                                  (Principal Executive Officer)

Date                         8/21/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Clifford D. Corso

                                                  Clifford D. Corso, President

                                                  (Principal Executive Officer)

Date                         8/21/2019

By (Signature and Title)*        /s/ Thomas E. Stabile

                                                  Thomas E. Stabile, Treasurer

                                                  (Principal Financial Officer)

Date                         8/21/2019